Basis of preparation and significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Transition Impact

The transition impact is detailed as follows:

(€’000)
Operating leases commitments disclosed - 31 December 2018	2,912
Future minimum sublease income offset against amount of operating lease commitments previously disclosed [1]	1,078
Adjustment as a result of different treatment of extension options	957
‘Low-value assets’ and ‘short-term’ leases [2]	(137)
Additional operating leases commitments within IFRS 16 scope	4,810
Discounting effect @ incremental borrowing rate	(928)
IFRS 16 additional lease liability (discounted) recognized at transition date - 1 January 2019	3,882
IFRS 16 additional lease liability (non-current) - 1 January 2019	3,208
IFRS 16 additional lease liability (current) - 1 January 2019	674

[1]	This relates to a real estate property lease in which the Group acts as an intermediate lessor between a head lessor and a sublessee.
[2]	IFRS 16 scope exemptions, as commented above.